Borrowings and derivative financial instrument - Fair Value (Details) - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 18,664	R 10,637	R 10,138
Level 1 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	18,664
Level 1 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 1 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		10,637	10,138
Level 1 | US$ Convertible Bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities			0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	4,725
Level 2 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 2 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 2 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		0	0
Level 2 | US$ Convertible Bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities			4,725
Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,996	2,075	1,441
Level 3 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 3 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,996	2,075	1,441
Level 3 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		0	0
Level 3 | US$ Convertible Bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities			0
Carrying value
Disclosure of fair value measurement of liabilities [line items]
Liabilities	20,292	11,399	15,519
Carrying value | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	18,785
Carrying value | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 1,507	1,263	1,330
Carrying value | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities		R 10,136	9,610
Carrying value | US$ Convertible Bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities			R 4,579